ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

16.                               ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31, 2010	As of December 31, 2011
Payable for acquisition of property, plant and equipment	$38,741	$39,289
Consideration payable in connection with acquisition of Mengfeng	2,360	2,481
Advance from former shareholder of Mengfeng	11	12
Payable of disposal proceeds to former non-controlling investors of Jiangsu Fanli (Note 4)	1,383	—
Payable to local industrial zone	3,803	3,997
Accrued salary, bonus and welfare	3,730	5,007
Accrued sales commissions	9,232	15,785
Other taxes payable	4,742	3,536
Accrued interest	1,023	1,388
Deferred other income (incentive from ADS depository bank)	2,372	1,605
Payable for legal and product defect claims (Note 27)	10,127	5,110
Others	9,237	10,167
	$86,761	$88,377